Impairment of assets (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			$ 143,000,000	$ 279,000,000
Impairment loss recognised in profit or loss, property, plant and equipment			$ 57,000,000	132,000,000
Explanation of period over which management has projected cash flows, period			5 years
Program and feature film rights
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 45,000,000	$ 53,000,000
BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 86,000,000	$ 147,000,000
Impairment loss recognised in profit or loss, goodwill			$ 0	$ 0
Cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	9.50%	10.30%	9.50%	10.30%
Perpetuity growth rate	0.00%	0.50%	0.00%	0.50%
Recoverable amount of asset or cash-generating unit	$ 62,000,000	$ 109,000,000	$ 62,000,000	$ 109,000,000
Explanation of period over which management has projected cash flows, period		5 years
Indefinite-Lived Intangible Assets | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 41,000,000	$ 94,000,000